Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	[1]
Disclosure of other income and expenses [abstract]
VAT relief	€ 1,216	€ 1,392
Reimbursement	519		€ 1,650
Release of provisions for contingent liabilities	332	1,700
Other	3,095	2,852
Total	€ 5,162	€ 5,944	€ 1,650	€ 1,650

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).